CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 169,567	$ 110,900
Short-term investments	5,004	13,535
Accounts receivable	1,794	257
Prepaid expenses and other current assets	8,876	1,365
Total current assets	185,241	126,057
Property and equipment, net	6,255	4,277
Restricted cash - long-term	411	1,161
Other long-term assets	5,253	871
Total assets	197,160	132,366
Current liabilities:
Accounts payable	1,806	4,506
Accrued expenses and other current liabilities	17,946	9,568
Deferred revenues	421	267
Debt	26,993	26,345
Total current liabilities	47,166	40,686
Embedded debt derivative	675	675
Warrant liabilities	8,528	2,650
Earn-out liabilities	48,363	0
Other long-term liabilities	1,994	1,239
Total liabilities	106,726	45,250
Commitments and contingencies (Note 8)
Legacy convertible preferred stock (Note 10)	0	0
Stockholders’ equity:
Preferred stock, $0.0001 par value; 10,000,000 shares authorized as of December 31, 2021 ; and no shares issued and outstanding as of December 31, 2021 and December 31, 2020	0	0
Common stock, $0.0001 par value; 690,000,000 authorized as of December 31, 2021; and 137,836,028 and 106,721,864 shares issued and outstanding as of December 31, 2021 and December 31, 2020, respectively	14	11
Additional paid-in capital	338,404	269,946
Accumulated deficit	(247,983)	(182,841)
Accumulated other comprehensive (loss) income	(1)	0
Total stockholders’ equity	90,434	87,116
Total liabilities and stockholders’ equity	$ 197,160	$ 132,366